NOTE 7 – STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) (USD $)	1 Months Ended									5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Jan. 31, 2012	Sep. 30, 2011	Feb. 28, 2011	Feb. 28, 2010	Jan. 31, 2010	Oct. 31, 2009	Sep. 30, 2009	Sep. 30, 2009	Dec. 31, 2010	Dec. 31, 2011	May 31, 2013	Dec. 31, 2012	Oct. 04, 2011	Feb. 02, 2011	Nov. 01, 2009	Oct. 01, 2009	Sep. 02, 2009	May 02, 2009	Jan. 02, 2009	Dec. 01, 2008	Jul. 20, 2008
Equity [Abstract]
Common Stock, Shares Authorized												40,000,000	40,000,000	40,000,000
Common Stock, Par or Stated Value Per Share												$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares Outstanding												14,863,130	14,893,130	14,893,130
Common Stock, Shares Issued												14,893,130	31,298,570	31,298,570				25,000					23,998,500
Proceeds from Issuance of Common Stock	$ 3,000	$ 2,500	$ 2,000				$ 115,000	$ 90,500	$ 5,000	$ 15,625		$ 39,750
Common Stock, Shares Sold	12,000	10,000	8,000				535,800	249,500	200,000	62,500		219,000
Common Stock, Sale, Price per Share																			$ 0.025	$ 0.25
Debt Instrument, Discount								27,889			22,222	14,827
Adjustment to Additional Paid in Capital, Debt with Conversion								22,611			17,778	12,083
Accrued Interest Payable				3,378			18,706
Shares Forfeitted						10,800,000
Increase in Notes Payable				10,000							40,000	23,550
Common Stock, Shares Issued, Debt Conversion				64,000	108,750		535,880				200,000	724,000
Common Stock, Shares Issued for Services															25,000	2,400,000	8,933,244				80,000	40,000
Share Based Compensation, Price Per Share															$ 0.25							$ 0.10
Share Based Compensation, Value															$ 6,250		$ 67,000